Stockholders' equity	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Stockholders' equity
16.	Stockholders’ equity

(1)	Common stock

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2014, 2015 and 2016 have resulted from the following:

Number of shares
Balance at March 31, 2013	1,011,950,206
Exercise of stock acquisition rights	134,800
Conversion of zero coupon convertible bonds	32,622,761

Balance at March 31, 2014	1,044,707,767
Exercise of stock acquisition rights	948,500
Conversion of zero coupon convertible bonds	124,116,993

Balance at March 31, 2015	1,169,773,260
Issuance of new shares	92,000,000
Exercise of stock acquisition rights	720,500

Balance at March 31, 2016	1,262,493,760

At March 31, 2016, 39,739,861 shares of common stock would be issued upon the conversion or exercise of all convertible bonds and stock acquisition rights outstanding.

Conversions of convertible bonds into common stock are accounted for in accordance with the provisions of the Companies Act of Japan (Kaishaho) and related regulations (collectively the “Companies Act”) by crediting approximately one-half of the conversion proceeds to the common stock account and the remainder to the additional paid-in capital account.

Sony Corporation may purchase its own shares at any time by a resolution of the Board of Directors up to the retained earnings available for dividends to shareholders, in accordance with the Companies Act. No common stock had been acquired by the resolution of the Board of Directors during the fiscal years ended March 31, 2014, 2015 and 2016.

(2)	Retained earnings

The amount of statutory retained earnings of Sony Corporation available for dividends to shareholders as of March 31, 2016 was 467,311 million yen. The appropriation of retained earnings for the fiscal year ended March 31, 2016, including cash dividends for the six-month period ended March 31, 2016, has been incorporated in the consolidated financial statements. This appropriation of retained earnings was approved at the meeting of the Board of Directors of Sony Corporation held on April 28, 2016 and was then recorded in the statutory books of account, in accordance with the Companies Act.

Retained earnings include Sony’s equity in undistributed earnings of affiliated companies accounted for by the equity method in the amount of 20,986 million yen and 29,061 million yen at March 31, 2015 and 2016, respectively.

(3)	Other comprehensive income

Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2013	109,079	(742)	(191,816)	(556,016)	(639,495)
Other comprehensive income before reclassifications	24,388	103	6,896	158,884	190,271
Amounts reclassified out of accumulated other comprehensive income	(5,078)	639	4,987	—	548

Net current-period other comprehensive income	19,310	742	11,883	158,884	190,819
Less: Other comprehensive income attributable to noncontrolling interests	880	—	106	1,923	2,909

Balance at March 31, 2014	127,509	—	(180,039)	(399,055)	(451,585)

	Yen in millions
	Unrealized gains (losses) on securities	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2014	127,509	(180,039)	(399,055)	(451,585)
Other comprehensive income before reclassifications	53,069	(22,552)	67,334	97,851
Amounts reclassified out of accumulated other comprehensive income*1	(14,351)	1,365	(1,544)	(14,530)

Net current-period other comprehensive income	38,718	(21,187)	65,790	83,321
Less: Other comprehensive income attributable to noncontrolling interests	12,074	(95)	5,040	17,019

Balance at March 31, 2015	154,153	(201,131)	(338,305)	(385,283)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2015	154,153	—	(201,131)	(338,305)	(385,283)
Other comprehensive income before reclassifications	45,527	1,914	(174,380)	(83,899)	(210,838)
Amounts reclassified out of accumulated other comprehensive income	(43,307)	(3,112)	2,627	—	(43,792)

Net current-period other comprehensive income	2,220	(1,198)	(171,753)	(83,899)	(254,630)
Less: Other comprehensive income attributable to noncontrolling interests	15,637	—	(1,145)	(1,087)	13,405

Balance at March 31, 2016	140,736	(1,198)	(371,739)	(421,117)	(653,318)

*1	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.

Reclassifications out of accumulated other comprehensive income for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	Yen in millions
Comprehensive income components	Amounts reclassified from accumulated other comprehensive income			Affected line items in consolidated statements of income
	2014	2015	2016
Unrealized gains (losses) on securities	(881)	(10,515)	(19,598)	Financial services revenue
	(7,801)	(7,942)	(47,087)	Gain on sale of securities investments, net
	447	—	3,063	Loss on devaluation of securities investments
	14	—	—	Other

Total before tax	(8,221)	(18,457)	(63,622)
Tax expense or (benefit)	3,143	4,106	20,315

Net of tax	(5,078)	(14,351)	(43,307)

Unrealized gains (losses) on derivative instruments	471	—	—	Interest
	348	—	(8)	Foreign exchange loss, net
	—	—	(3,104)	Cost of sales

Total before tax	819	—	(3,112)
Tax expense or (benefit)	(180)	—	—

Net of tax	639	—	(3,112)

Pension liability adjustment	5,440	2,615	2,867	*
Tax expense or (benefit)	(453)	(1,250)	(240)

Net of tax	4,987	1,365	2,627

Foreign currency translation adjustments	—	(1,544)	—	Foreign exchange loss, net
Tax expense or (benefit)	—	—	—

Net of tax	—	(1,544)	—

Total amounts reclassified out of accumulated other comprehensive income, net of tax	548	(14,530)	(43,792)

*	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.

(4)	Equity transactions with noncontrolling interests

Net income (loss) attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Net income (loss) attributable to Sony Corporation’s stockholders	(128,369)	(125,980)	147,791
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	28	(2,483)	(12,776)

Change from net income (loss) attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests	(128,341)	(128,463)	135,015